Organization, Nature of Business and Basis of Presentation	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Organization, Nature of Business and Basis of Presentation

Note 1. Organization, Nature of Business and Basis of Presentation

Organization

On May 3, 2023, we changed our name from Creek Road Miners, Inc. to Prairie Operating Co. (the “Company,” “we,” “us” or “our”) in connection with the Merger (as defined below). The Company was incorporated in Delaware on May 2, 2001. Prior to cryptocurrency mining operations that began in October 2021, the Company produced live and virtual pop culture conventions and events and sold a gelatin machine and related consumables that were discontinued in 2021. In addition, the Company operated an eCommerce site selling pop culture memorabilia that was discontinued on June 30, 2022 (known collectively as “legacy operations”).

The Merger Agreement and Related Transactions

On May 3, 2023, Prairie Operating Co., a Delaware corporation formerly named Creek Road Miners, Inc. completed its previously announced merger with Prairie Operating Co., LLC, a Delaware limited liability company (“Prairie LLC”), pursuant to the terms of the Amended and Restated Agreement and Plan of Merger, dated as of May 3, 2023 (the “Merger Agreement,” and the closing thereunder, the “Closing”), by and among the Company, Creek Road Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), and Prairie LLC, pursuant to which, among other things, Merger Sub merged with and into Prairie LLC, with Prairie LLC surviving and continuing to exist as a Delaware limited liability company and a wholly-owned subsidiary of the Company (the “Merger”). Upon consummation of the Merger, the Company changed its name from “Creek Road Miners, Inc.” to “Prairie Operating Co.” The Company continues to trade under the current ticker symbol “CRKR” and expects to commence trading on the OTCQB under the new name and ticker symbol “PROP” once FINRA processes the Company’s pending Rule 10b-17 action request pursuant to FINRA Rule 6490.

Prior to the consummation of the Merger, the Company effectuated a series of restructuring transactions in the following order: (i) the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”), Series B preferred stock, par value $0.0001 per share (“Series B Preferred Stock”), and Series C preferred stock, par value $0.0001 per share (“Series C Preferred Stock”), plus accrued dividends, were converted, in the aggregate, into 76,251,018 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”); (ii) the Company’s 12% senior secured convertible debentures (the “Original Debentures”), plus accrued but unpaid interest and a 30% premium, were exchanged, in the aggregate, for (a) 12% amended and restated senior secured convertible debentures in the principal amount of $1,000,000 in substantially the same form as their respective Original Debentures, (b) shares of Common Stock and (c) shares of Series D Preferred Stock, and such Series D Preferred Stock shall automatically convert into shares of Common Stock at a price of $0.175 per share immediately after the shares of Common Stock is listed or quoted for trading on the NYSE American securities exchange (or any successor thereto) or any other national securities exchange; (iii) accrued fees payable to the Company’s board of directors (the “Board”) in the amount of $110,250 were converted into 630,000 shares of Common Stock; (iv) accrued consulting fees of the Company in the amount of $318,750 payable to Bristol Capital Advisors, LLC (“Bristol Capital”) were converted into 1,821,429 shares of Common Stock; and (v) all amounts payable pursuant to certain convertible promissory notes were converted into an aggregate of 6,608,220 shares of Common Stock.

Prior to the Closing, all of the Company’s then existing warrants to purchase shares of Common Stock and Series B Preferred Stock and options to purchase shares of Common Stock were cancelled and retired and ceased to exist without the payment of any consideration to the holders thereof.

At the effective time of the Merger, membership interests in Prairie LLC were converted into the right to receive each member’s pro rata share of 65,647,676 shares of Common Stock (the “Merger Consideration”).

In addition, the Company consummated the previously announced purchase of oil and gas leases, including all of Exok, Inc.’s, an Oklahoma corporation (“Exok”), right, title and interest in, to and under certain undeveloped oil and gas leases located in Weld County, Colorado, together with certain other associated assets, data and records, consisting of approximately 3,157 net mineral acres in, on and under approximately 4,494 gross acres from Exok for $3,000,000 pursuant to the Amended and Restated Purchase and Sale Agreement, dated as of May 3, 2023, by and among the Company, Prairie LLC and Exok (the “Exok Transaction”).

To fund the Exok Transaction, the Company received an aggregate of $17.3 million in proceeds from a number of investors (the “PIPE Investors”), and the PIPE Investors were issued Series D preferred stock, par value $0.01 per share (“Series D Preferred Stock”), with a stated value of $1,000 per share and convertible into shares of Common Stock at a price of $0.175 per share, and 100% warrant coverage for each of Series A warrants to purchase shares of Common Stock (the “Series A Warrants”) and Series B warrants to purchase shares of Common Stock (the “Series B Warrants” and together with the Series A Warrants, the “PIPE Warrants”), in a private placement pursuant to securities purchase agreements entered into with each PIPE Investor (collectively, the “Securities Purchase Agreements”).

Nature of Business

Cryptocurrency Mining

We generate substantially all our revenue through cryptocurrency we earn through our mining activities. We have historically mined and held Bitcoin exclusively, which we may sell to fund our operating and capital expenditures. Our mining operations commenced on October 24, 2021. We use special cryptocurrency mining computers (known as “miners”) to solve complex cryptographic algorithms to support the Bitcoin blockchain and, in return, receive Bitcoin as our reward. Miners measure their processing power, which is known as “hashing” power, in terms of the number of hashing algorithms solved (or “hashes”) per second, which is the miner’s “hash rate.” We participate in mining pools that pool the resources of groups of miners and split cryptocurrency rewards earned according to the “hashing” capacity each miner contributes to the mining pool. Since June 30, 2022 the Company has neither received meaningful cryptocurrency awards nor generated meaningful revenue from cryptocurrency mining.

Mining Equipment

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (ASIC) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (SHA-256) in return for Bitcoin cryptocurrency rewards. As of March 31, 2023, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity.

On December 17, 2021 the Company entered into a Non-Fixed Price Sales and Purchase Agreement (the “Bitmain Agreement”) with Bitmain Technologies Limited (“Bitmain”) for 600 Bitmain S19XP miners with a reference price of approximately $11,250 per miner. The miners have a total of 84 Ph/s of hashing capacity and an initial estimated purchase commitment of $6,762,000 (the “total reference price”), subject to price adjustments and related offsets, including potential adjustments related to the market price of miners. The final adjusted price under the contract was $4,016,600 as of March 31, 2023, and the Company has made payments of $4,016,600 (classified as deposits on mining equipment) to Bitmain pursuant to the Bitmain Agreement as of such date.

As of March 31, 2023, none of the 600 miners purchased from Bitmain have been delivered to the Company. In May 2023, the Company paid shipping costs of $54,000 and initiated the shipment of miners to the Company from Asia.

Mining Results

The Company measures its operations by the number and U.S. Dollar (US$) value of the cryptocurrency rewards it earns from its cryptocurrency mining activities. The following table presents additional information regarding our cryptocurrency mining operations:

	Quantity of Bitcoin	US$ Amounts
Balance September 30, 2021	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	8.3	343,055
Mining pool operating fees	(0.2)	(6,868)
Impairment of cryptocurrencies	—	(106,105)
Balance March 31, 2022	14.7	$532,736
Revenue recognized from cryptocurrency mined	4.6	166,592
Mining pool operating fees	(0.1)	(3,428)
Proceeds from the sale of cryptocurrency	(18.9)	(564,205)
Realized loss on the sale of cryptocurrency	—	(131,075)
Impairment of cryptocurrencies	—	(34)
Balance June 30, 2022 (1)	0.3	$586
Revenue recognized from cryptocurrency mined	0.3	7,955
Mining pool operating fees	—	(156)
Impairment of cryptocurrencies	—	(1,035)
Balance September 30, 2022 (1)	0.6	$7,350
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	(0.6)	(11,203)
Realized gain on the sale of cryptocurrency	—	3,853
Balance December 31, 2022	—	$—
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	—	—
Realized gain on the sale of cryptocurrency	—	—
Balance March 31, 2023 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

Factors Affecting Profitability

Our business is heavily dependent on the market price of Bitcoin. The prices of cryptocurrencies, specifically Bitcoin, have experienced substantial volatility. Further affecting the industry, and particularly for the Bitcoin blockchain, the cryptocurrency reward for solving a block is subject to periodic incremental halving. Halving is a process designed to control the overall supply and reduce the risk of inflation in cryptocurrencies using a Proof-of-Work consensus algorithm. At a predetermined block, the mining reward is cut in half, hence the term “halving.” For Bitcoin the reward was initially set at 50 Bitcoin currency rewards per block. The Bitcoin blockchain has undergone halving three times since its inception as follows: (1) on November 28, 2012 at block 210,000; (2) on July 9, 2016 at block 420,000; and (3) on May 11, 2020 at block 630,000, when the reward was reduced to its current level of 6.25 Bitcoin per block. The next halving for the Bitcoin blockchain is anticipated to occur in March 2024 at block 840,000, when the reward will be reduced to 3.125 Bitcoin per block. This process will reoccur until the total amount of Bitcoin currency rewards issued reaches 21 million and the theoretical supply of new Bitcoin is exhausted. Many factors influence the price of Bitcoin, and potential increases or decreases in prices in advance of, or following, a future halving is unknown.

We have historically mined and held Bitcoin exclusively, which we may sell to fund our operating and capital expenditures. Since June 30, 2022 the Company has neither received meaningful cryptocurrency awards nor generated meaningful revenue from cryptocurrency mining.

Our business is heavily dependent on the market price of Bitcoin, which has experienced substantial volatility and has recently dropped to its lowest price since December 2020. As of March 31, 2023 the market price of Bitcoin was $28,478, which reflects a decrease of approximately 31% since the beginning of 2022, and a decrease of approximately 58% from its all-time high of approximately $67,000. The price movements result in decreased cryptocurrency mining revenue which has had a material adverse effect on our business and financial results.

Government Regulation

Cryptocurrency is increasingly becoming subject to governmental regulation, both in the U.S. and internationally. State and local regulations also may apply to our activities and other activities in which we may participate in the future. Numerous regulatory bodies have shown an interest in regulating blockchain or cryptocurrency activities. For example, on March 9, 2022 President Biden signed an executive order on cryptocurrencies. While the executive order does not mandate any specific regulations, it instructs various federal agencies to consider potential regulatory measures, including the evaluation of the creation of a U.S. Central Bank digital currency. Future changes to existing regulations or entirely new regulations may affect our business in ways it is not presently possible for us to predict with any reasonable degree of reliability. As the regulatory and legal environment evolves, we may become subject to new laws and regulation which may affect our mining and other activities. For additional discussion regarding our belief about the potential risks existing and future regulation pose to our business, see the Section entitled “Risk Factors” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 filed with the SEC. The condensed consolidated balance sheet as of December 31, 2022 included herein was derived from the audited consolidated financial statements as of that date, but does not include all disclosures, including notes, required by GAAP.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments necessary to fairly present the Company’s financial position and results of operations for the interim periods reflected. Except as noted, all adjustments contained herein are of a normal recurring nature. Results of operations for the fiscal periods presented herein are not necessarily indicative of fiscal year-end results.

Note 1. Organization, Nature of Business and Basis of Presentation

Organization

Creek Road Miners, Inc. (formerly known as Wizard Brands, Inc., Wizard Entertainment, Inc., Wizard World, Inc., and GoEnergy, Inc.) was incorporated in Delaware on May 2, 2001. Prior to cryptocurrency mining operations that began in October 2021, the Company produced live and virtual pop culture conventions and events and sold a gelatin machine and related consumables that were discontinued in 2021. In addition, the Company operated an eCommerce site selling pop culture memorabilia that was discontinued on June 30, 2022 (known collectively as “legacy operations”).

On August 6, 2021, we entered into an Asset Purchase Agreement (the “Informa Agreement”) with Informa Pop Culture Events, Inc., a Delaware corporation (“Informa”). Pursuant to the Informa Agreement, Creek Road Miners Corp. (fka Kick the Can Corp.) sold, transferred, and assigned certain assets, properties, and rights to Informa related to the business of operating and producing live pop culture events. The Company released deferred revenue and other liabilities totaling $722,429 and recognized other income of this amount.

On September 15, 2021, we sold our wholly owned subsidiary which contained our Jevo assets and all rights to our Jevo operations for $1,500,000 and recognized a gain on the transaction of approximately $1,130,740.

We implemented a 1-for-20 reverse stock split of our outstanding shares of common stock that was effective on January 23, 2020. Unless otherwise noted, all share and related option, warrant, and convertible security information presented has been retroactively adjusted to reflect the reduced number of shares, and the increase in the share price which resulted from this action.

Merger Agreement

On October 24, 2022, the Company, Creek Road Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company, and Prairie Operating Co., LLC, a Delaware limited liability company (“Prairie”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which Merger Sub will merge with and into Prairie (the “Merger”), with Prairie surviving and continuing to exist as a Delaware limited liability company and a wholly-owned subsidiary of the Company.

At the effective time of the Merger (the “Effective Time”), the Company will (a) deliver the greater of (A) 2,000,000 shares of its common stock, par value $0.0001 per share (“common stock”), and (B) the product of (x) the number of issued and outstanding shares of common stock immediately following the consummation of the Restructuring Transactions (as defined below) by the Company multiplied by (y) 33.33% to the members of Prairie (the “Prairie Members”) and (b) convert certain options to purchase membership interests of Prairie into restricted performance-based options to purchase, in the aggregate, 8,000,000 shares of common stock for $0.25 per share only exercisable if specific production hurdles are achieved.

In connection with the Merger, the Company will cause the following restructuring transactions (the “Restructuring Transactions”): (1) all holders of the Company’s outstanding shares of Series A preferred stock, Series B preferred stock, Series C preferred stock, and 12% senior secured convertible debentures (the “Convertible Debentures”), and holders of certain warrants, certain convertible promissory notes and certain other accrued liabilities, will convert their respective shares of Series A preferred stock, Series B preferred stock, Series C preferred stock and Convertible Debentures, and respective warrants, convertible promissory notes and accrued liabilities into shares of common stock and (2) thereafter, the Company shall effect a reverse stock split of the common stock at a ratio between 1-23 and 1-30 (the “Reverse Stock Split”).

Nature of Business

Cryptocurrency Mining

We generate substantially all our revenue through cryptocurrency we earn through our mining activities. We have historically mined and held Bitcoin exclusively, which we may sell to fund our operating and capital expenditures. Our mining operations commenced on October 24, 2021. We use special cryptocurrency mining computers (known as “miners”) to solve complex cryptographic algorithms to support the Bitcoin blockchain and, in return, receive Bitcoin as our reward. Miners measure their processing power, which is known as “hashing” power, in terms of the number of hashing algorithms solved (or “hashes”) per second, which is the miner’s “hash rate.” We participate in mining pools that pool the resources of groups of miners and split cryptocurrency rewards earned according to the “hashing” capacity each miner contributes to the mining pool. Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

Mining Equipment

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (“ASIC”) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (“SHA-256”) in return for Bitcoin cryptocurrency rewards. As of December 31, 2022, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.

On December 17, 2021 the Company entered into a Non-Fixed Price Sales and Purchase Agreement (the “Bitmain Agreement”) with Bitmain Technologies Limited (“Bitmain”) for 600 Bitmain S19XP miners with a reference price of approximately $11,250 per miner. The miners have a total of 84 Ph/s of hashing capacity and an initial estimated purchase commitment of $6,762,000 (the “total reference price”), subject to price adjustments and related offsets, including potential adjustments related to the market price of miners. As of December 31, 2022, the Company has made payments of $3,969,000 (classified as deposits on mining equipment) to Bitmain pursuant to the Bitmain Agreement, and the remaining amount due under the Bitmain Agreement is $47,600 and presented in the table below:

	Market Price per Miner	Total Amount
July 2022 batch (100 miners)	$7,756	$775,600
August 2022 batch (100 miners)	7,140	714,000
September 2022 batch (100 miners)	7,140	714,000
October 2022 batch (100 miners)	6,510	651,000
November 2022 batch (100 miners)	5,810	581,000
December 2022 batch (100 miners)	5,810	581,000
Estimated total amount due		4,016,600
Less: Payments made		3,969,000
Remaining amount due		$47,600

As of December 31, 2022, all 600 miners purchased from Bitmain have not been delivered to the Company, and will remain undelivered until all fees are paid to ship the miners from the Bitmain facility to the Company.

Mining Results

The Company measures its operations by the number and U.S. Dollar (US$) value of the cryptocurrency rewards it earns from its cryptocurrency mining activities. The following table presents additional information regarding our cryptocurrency mining operations:

	Quantity of Bitcoin	US$ Amounts
Balance September 30, 2021	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	8.3	343,055
Mining pool operating fees	(0.2)	(6,868)
Impairment of cryptocurrencies	—	(106,105)
Balance March 31, 2022	14.7	$532,736
Revenue recognized from cryptocurrency mined	4.6	166,592
Mining pool operating fees	(0.1)	(3,428)
Proceeds from the sale of cryptocurrency	(18.9)	(564,205)
Realized loss on the sale of cryptocurrency	—	(131,075)
Impairment of cryptocurrencies	—	(34)
Balance June 30, 2022 (1)	0.3	$586
Revenue recognized from cryptocurrency mined	0.3	7,955
Mining pool operating fees	—	(156)
Impairment of cryptocurrencies	—	(1,035)
Balance September 30, 2022 (1)	0.6	$7,350
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	(0.6)	(11,203)
Realized gain on the sale of cryptocurrency	—	3,853
Balance December 31, 2022 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

Factors Affecting Profitability

Our business is heavily dependent on the market price of Bitcoin. The prices of cryptocurrencies, specifically Bitcoin, have experienced substantial volatility. Further affecting the industry, and particularly for the Bitcoin blockchain, the cryptocurrency reward for solving a block is subject to periodic incremental halving. Halving is a process designed to control the overall supply and reduce the risk of inflation in cryptocurrencies using a Proof-of-Work consensus algorithm. At a predetermined block, the mining reward is cut in half, hence the term “halving”. For Bitcoin the reward was initially set at 50 Bitcoin currency rewards per block. The Bitcoin blockchain has undergone halving three times since its inception as follows: (1) on November 28, 2012 at block 210,000; (2) on July 9, 2016 at block 420,000; and (3) on May 11, 2020 at block 630,000, when the reward was reduced to its current level of 6.25 Bitcoin per block. The next halving for the Bitcoin blockchain is anticipated to occur in March 2024 at block 840,000, when the reward will be reduced to 3.125 Bitcoin per block. This process will reoccur until the total amount of Bitcoin currency rewards issued reaches 21 million and the theoretical supply of new Bitcoin is exhausted. Many factors influence the price of Bitcoin, and potential increases or decreases in prices in advance of, or following, a future halving is unknown.

We have historically mined and held Bitcoin exclusively, which we may sell to fund our operating and capital expenditures. Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

Our business is heavily dependent on the market price of Bitcoin, which has experienced substantial volatility and has recently dropped to its lowest price since December 2020. As of December 31, 2022 the market price of Bitcoin was $16,547, which reflects a decrease of approximately 60% since the beginning of 2022, and of approximately 75% from its all-time high of approximately $67,000. In addition, the cost of natural gas that we use to produce electricity to power our miners has increased substantially. The cost of natural gas in the United States during 2022 has increased by as much as approximately 260% since the beginning of 2022. These price movements result in decreased cryptocurrency mining revenue and increased cryptocurrency mining costs, both of which have a material adverse effect on our business and financial results.

Government Regulation

Cryptocurrency is increasingly becoming subject to governmental regulation, both in the U.S. and internationally. State and local regulations also may apply to our activities and other activities in which we may participate in the future. Numerous regulatory bodies have shown an interest in regulating blockchain or cryptocurrency activities. For example, on March 9, 2022 President Biden signed an executive order on cryptocurrencies. While the executive order does not mandate any specific regulations, it instructs various federal agencies to consider potential regulatory measures, including the evaluation of the creation of a U.S. Central Bank digital currency. Future changes to existing regulations or entirely new regulations may affect our business in ways it is not presently possible for us to predict with any reasonable degree of reliability. As the regulatory and legal environment evolves, we may become subject to new laws and regulation which may affect our mining and other activities. For additional discussion regarding our belief about the potential risks existing and future regulation pose to our business, see the Section entitled “Risk Factors”.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Prairie Operating Co LLC [Member]
Organization, Nature of Business and Basis of Presentation

Note 1 – Organization and Nature of Business

Organization and General

Prairie Operating Co., LLC (the “Company”) is a limited liability company formed under the laws of the State of Delaware on June 7, 2022. The Company was formed for the purpose of acquiring and operating oil and gas properties in the United States.

As of March 31, 2023, the Company had not commenced any operations. All activity for the period from June 7, 2022 (inception) to March 31, 2023, relates to the Company’s formation, the Merger (as defined below) and the Exok Acquisition (see Notes 1 and 5). As of March 31, 2023, the Company did not generate any operating revenues.

Merger Agreement

On October 24, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Prairie Operating Co., a Delaware corporation (“PrairieCo”), and Creek Road Merger Sub, LLC, a Delaware limited liability company (“Merger Sub”), pursuant to which Merger Sub merged with and into the Company (the “Merger”), with the Company surviving and continuing to exist as a Delaware limited liability company and a wholly-owned subsidiary of PrairieCo. The Merger closed on May 3, 2023 (the “Closing Date”). See Note 5 for further discussion.

Acquisition of Oil and Gas Properties

Concurrently with entering into the Merger Agreement, the Company entered into a purchase and sale agreement (the “PSA”) with Exok, Inc. (“Exok”) to acquire certain oil and gas leasehold interests (the “Exok Assets”) covering 23,485 net acres and 37,030 gross acres in Weld County, Colorado in exchange for $28,182,000 payable as (i) $24,000,000 in cash and (ii) $4,182,000 in shares of common stock of PrairieCo (“Common Stock”) and warrants to purchase shares of Common Stock (the “Exok Acquisition”). The Exok Acquisition closed on May 3, 2023. See Note 5 for further discussion.

Note 1 – Organization and Nature of Business

Organization and General

Prairie Operating Co., LLC (the “Company”) is a limited liability company formed under the laws of the State of Delaware on June 7, 2022. The Company was formed for the purpose of acquiring and operating oil and gas properties in the United States.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from June 7, 2022 (inception) to December 31, 2022, relates to the Company’s formation, the Merger (as defined below) and the Exok Acquisition (see Notes 1 and 6). As of December 31, 2022, the Company did not generate any operating revenues. The Company has selected December 31 as its fiscal year end.

Merger Agreement

On October 24, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Prairie Operating Co., a Delaware corporation (“PrairieCo”), and Creek Road Merger Sub, LLC, a Delaware limited liability company (“Merger Sub”), pursuant to which Merger Sub merged with and into the Company (the “Merger”), with the Company surviving and continuing to exist as a Delaware limited liability company and a wholly-owned subsidiary of PrairieCo. The Merger closed on May 3, 2023 (the “Closing Date”). See Note 6 for further discussion.

Acquisition of Oil and Gas Properties

Concurrently with entering into the Merger Agreement, the Company entered into a purchase and sale agreement (the “PSA”) with Exok, Inc. (“Exok”) to acquire certain oil and gas leasehold interests (the “Exok Assets”) covering 23,485 net acres and 37,030 gross acres in Weld County, Colorado in exchange for $28,182,000 payable as (i) $24,000,000 in cash and (ii) $4,182,000 in shares of common stock of PrairieCo (“Common Stock”) and warrants to purchase shares of Common Stock (the “Exok Acquisition”). The Exok Acquisition closed on May 3, 2023. See Note 6 for further discussion.